ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2011
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

China Distance Education Holdings Limited (the “Company”) was incorporated under the law of the Cayman Islands on January 11, 2008. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are primarily engaged in providing online and offline education services, and selling related products in the People’s Republic of China (“PRC”).

As of September 30, 2011, details of the Company’s subsidiaries and variable interest entities were as follows:

			Percentage of
	Date of	Place of	legal ownership by
Company	establishment	establishment	the Company	Principal activities

Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”) Practice Enterprises Network	March 13, 2003	Hong Kong	100%	Investment holding
China International Links Limited (“Pencil”) Beijing Champion Distance Education	February 23, 2010	Hong Kong	100%	Inactive
Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production

Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production

Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials

Subsidiaries of variable interest entity:

Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School (“Champion Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services
Zhejiang Champion Xinlixiang Education Management Co., Ltd. (“Champion Xinlixiang”) (i)	July 8, 2009	PRC	Nil	Provision of Gaokao retake related education services

(i)	In September 2011, the Group decided to dispose 100% of Champion Xinlixiang as stated in Note 4 Discontinued Operations.

The VIE arrangements

Applicable PRC laws and regulations prohibit foreign investors from providing telecommunications value-added services in the PRC. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.

To comply with these foreign ownership restrictions, the Company operates its online education services through the VIE, Beijing Champion, and VIE’s subsidiaries in the PRC. To provide the Company effective control over the VIE and the ability to receive substantially all of the economic benefits of the VIE and its subsidiaries, a series of contractual arrangements were entered into amongst CDEL Hong Kong, Champion Technology, Beijing Champion and Beijing Champion’s direct equity holders.

•	Agreements that transfer economic benefits to Champion Technology

Exclusive technical support and consultancy services agreement

Pursuant to the exclusive technical support and consultancy services agreement between Beijing Champion and Champion Technology, Champion Technology has the exclusive right to provide to Beijing Champion technical and consulting services. Champion Technology is entitled to charge Beijing Champion a service fee equal to its profit before such service fee and tax. This agreement will remain effective until Beijing Champion ceases its operations.

Exclusive purchase right agreement on the equity interest of Beijing Champion

Pursuant to the exclusive purchase right agreement, CDEL Hong Kong may purchase the entire equity interest in, or all the assets of Beijing Champion, for a purchase price equal to the net assets of Beijing Champion or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction. The term of this agreement is ten years from the date thereof and can be extended for another ten years at the discretion of CDEL Hong Kong.

Letter of undertaking from Beijing Champion’s shareholders to Champion Technology

Pursuant to this letter addressed to Champion Technology, the shareholders of Beijing Champion undertook to, unless restricted by laws, regulations or legal procedures, (i) remit all dividends, interests, other distributions or remnant assets after liquidation, if any, they receive from Beijing Champion to Champion Technology without compensation, after paying the corresponding tax and any other required expenses, (ii) transfer all or part of their equity interests to CDEL Hong Kong at a nominal or minimal purchase price, in the event CDEL Hong Kong exercises its exclusive purchase right to acquire any or all of the equity interests in Beijing Champion, (iii) remit to Champion Technology all considerations they may receive from CDEL Hong Kong’s acquisition of any equity interests in Beijing Champion, without compensation, after paying the corresponding tax and any other required expenses and (iv) act in the best interest of Champion Technology.

•	Agreements that provide Company effective control over Beijing Champion

Equity pledge agreement

Pursuant to the equity pledge agreement between Beijing Champion and Champion Technology, the equity holders of Beijing Champion have pledged their equity interest in Beijing Champion to Champion Technology to secure the payment obligations of Beijing Champion under the technical support and consultancy services agreement between Beijing Champion and Champion Technology. This agreement will remain effective until the discharge of Beijing Champion’s contractual obligations under the exclusive technical support and consultancy services agreement as described above.

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Beijing Champion each executed an irrevocable power of attorney assigning Champion Technology or any person designated by Champion Technology as their attorney-in-fact to vote on their behalf on all matters of Beijing Champion requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing Champion.

The Articles of Incorporation of Beijing Champion states that the major rights of the shareholders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Champion Technology has the ability to exercise effective control over Beijing Champion through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management team of Beijing Champion is the same as that of Champion Technology.

These contractual arrangements allow the Group to effectively control Beijing Champion and its subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats Beijing Champion as a VIE and because the Group is the primary beneficiary of Beijing Champion, the Group has consolidated the financial results of Beijing Champion and its subsidiaries.

However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

•	If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•

The Group rely on contractual arrangements with the VIE and its shareholders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and

•

The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIE and its shareholders in the event of a breach or non-compliance by the VIE or its shareholders.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for variable interest entities. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter.

Since the Company, through its subsidiary, has (1) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and (2) the right to receive benefits from the VIE, the Company continued to consolidate the VIE upon the adoption of the new guidance on October 1, 2010, which therefore, other than for additional disclosures, has no accounting impact.

The following financial information of the Company’s VIE and VIE’s subsidiaries as of September 30, 2010 and 2011 and for each of the three years in the period ended September 30, 2011 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIE and VIE’s subsidiaries:

	As of September 30,
	2010	2011
	US$	US$
Total assets	41,247	40,679

Total liabilities	29,779	27,198

	For the years ended September 30,
	2009	2010	2011
	US$	US$	US$
Revenues	29,722	33,257	42,510

Net income (1)	10,824	6,370	7,365

Net cash provided by operating activities	3,314	6,614	2,860

Net cash used in investing activities	(4,431)	(4,407)	(2,137)

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.